Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Supplement Dated January 21, 2026
Statutory Prospectus dated May 1, 2025
Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Statutory Prospectus
This Supplement updates certain information in the Statutory Prospectus for the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Statutory Prospectus free of charge, upon request, by calling toll-free 866‑436‑8717 or at www.lincolnfinancial.com/lvip.
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8‑9, 2025, the Board approved the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as a new sub‑adviser to the Fund, effective on or about February 17, 2026 (“Effective Date”). Loomis will replace two of the Fund’s current sub‑advisers, Franklin Advisers, Inc. (“FAV”) and Templeton Investment Counsel, LLC (“Templeton”). There are no changes to the portions of the Fund’s assets that are sub‑advised by Franklin Mutual Advisers, LLC (“FMA”) and Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”).
As of the Effective Date, the Fund’s Statutory Prospectus is revised as follows:
1.	All references to, and information regarding, FAV and Templeton are deleted in their entirety.
2.	The Fund’s name is changed as noted. All references to the Fund’s name are revised accordingly.

New Fund Name (February 17, 2026)	Former Fund Name
LVIP Global Equity Managed Volatility Fund	LVIP Franklin Templeton Global Equity Managed Volatility Fund
3.	The information under the heading Principal Investment Strategies beginning on page 2 of the Fund’s Statutory Prospectus is deleted and replaced with the following:
The Fund pursues its objective through investing primarily in equity securities, including common stocks and depositary receipts. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Loomis, Sayles & Company, L.P. (“Loomis”) and Franklin Mutual Advisers, LLC (“FMA”) serve as the Fund’s sub‑advisers. Each sub‑adviser is responsible for the day‑to‑day management of the portion of the Fund’s assets that the Adviser allocates to such sub‑adviser. The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Loomis and approximately 50% of the portion of the Fund’s assets not subject to the overlay to FMA. Such allocations are subject to change at the discretion of the Adviser.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of companies of any size. The Fund’s investments will generally be selected from among many different industries. As a general matter, the Fund will invest in a minimum of five different foreign countries.
Loomis employs a growth style of equity management, seeking to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Fund will consider selling a security when Loomis believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward‑to‑risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis deems appropriate. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. Under normal market conditions, Loomis does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
FMA employs a research-driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued securities (securities trading at a discount to fundamental value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s fundamental value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub‑adviser and sub‑sub‑adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
4.	The information under the Principal Risks section beginning on page 3 of the Fund’s Statutory Prospectus is deleted and replaced with the following:
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non‑convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non‑U.S.) currencies, may be negatively affected by changes in foreign (non‑U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

•
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.

•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested. The use of leverage may also increase the Fund’s duration and sensitivity to interest rate environments.

•
Small- and Medium‑Cap Company Risk. The value of securities issued by small- and medium‑sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium‑sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.

•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v‑shaped” markets (a sharp market sell‑off followed by a strong rally retracing such sell‑off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.

•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.

•
Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. As a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC‑registered securities.

•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Supplement Dated January 21, 2026
Statutory Prospectus dated May 1, 2025
Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Statutory Prospectus
This Supplement updates certain information in the Statutory Prospectus for the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Statutory Prospectus free of charge, upon request, by calling toll-free 866‑436‑8717 or at www.lincolnfinancial.com/lvip.
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8‑9, 2025, the Board approved the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as a new sub‑adviser to the Fund, effective on or about February 17, 2026 (“Effective Date”). Loomis will replace two of the Fund’s current sub‑advisers, Franklin Advisers, Inc. (“FAV”) and Templeton Investment Counsel, LLC (“Templeton”). There are no changes to the portions of the Fund’s assets that are sub‑advised by Franklin Mutual Advisers, LLC (“FMA”) and Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”).
As of the Effective Date, the Fund’s Statutory Prospectus is revised as follows:
1.	All references to, and information regarding, FAV and Templeton are deleted in their entirety.
2.	The Fund’s name is changed as noted. All references to the Fund’s name are revised accordingly.

New Fund Name (February 17, 2026)	Former Fund Name
LVIP Global Equity Managed Volatility Fund	LVIP Franklin Templeton Global Equity Managed Volatility Fund
3.	The information under the heading Principal Investment Strategies beginning on page 2 of the Fund’s Statutory Prospectus is deleted and replaced with the following:
The Fund pursues its objective through investing primarily in equity securities, including common stocks and depositary receipts. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Loomis, Sayles & Company, L.P. (“Loomis”) and Franklin Mutual Advisers, LLC (“FMA”) serve as the Fund’s sub‑advisers. Each sub‑adviser is responsible for the day‑to‑day management of the portion of the Fund’s assets that the Adviser allocates to such sub‑adviser. The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Loomis and approximately 50% of the portion of the Fund’s assets not subject to the overlay to FMA. Such allocations are subject to change at the discretion of the Adviser.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of companies of any size. The Fund’s investments will generally be selected from among many different industries. As a general matter, the Fund will invest in a minimum of five different foreign countries.
Loomis employs a growth style of equity management, seeking to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Fund will consider selling a security when Loomis believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward‑to‑risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis deems appropriate. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. Under normal market conditions, Loomis does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
FMA employs a research-driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued securities (securities trading at a discount to fundamental value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s fundamental value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub‑adviser and sub‑sub‑adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
4.	The information under the Principal Risks section beginning on page 3 of the Fund’s Statutory Prospectus is deleted and replaced with the following:
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non‑convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non‑U.S.) currencies, may be negatively affected by changes in foreign (non‑U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

•
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.

•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested. The use of leverage may also increase the Fund’s duration and sensitivity to interest rate environments.

•
Small- and Medium‑Cap Company Risk. The value of securities issued by small- and medium‑sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium‑sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.

•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v‑shaped” markets (a sharp market sell‑off followed by a strong rally retracing such sell‑off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.

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Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

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ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.

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Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. As a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC‑registered securities.

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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments